Note 5 - Investment in Interest-earning Time Deposits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Investments and Other Noncurrent Assets [Text Block]
Note
5
– Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of
December
31,
2019
and
2018,
by contractual maturity, is shown below (in thousands):

	2019	20 1 8
Due in one year or less	$2,026	$1,604
Due after one year through five years	8,146	3,323
Total	$10,172	$4,927